02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-02 | Fidelity® California AMT Tax-Free Money Market Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® California AMT Tax-Free Money Market Fund}	02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-02 Fidelity® California AMT Tax-Free Money Market Fund Fidelity California AMT Tax-Free Money Market Fund-Service Class AMT
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

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Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund}
02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-02
Fidelity® California AMT Tax-Free Money Market Fund
Fidelity California AMT Tax-Free Money Market Fund-Service Class AMT
USD ($)

1 year	$ 46
3 years	144
5 years	252
10 years	$ 567